Offerings - Offering: 1	Oct. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary share, par value $0.00001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Includes securities initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public. These securities are not being registered for the purposes of sales outside of the United States.

An indeterminate aggregate number of securities is being registered as may from time to time be sold at indeterminate prices. This registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or pursuant to anti-dilution provisions of any of the securities. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. In accordance with Rules 456(b) and 457(r), the registrant hereby defers payment of all of the registration fee required in connection with this registration statement. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.